Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$158,131,280.90	0.4544002	$116,570,782.03	0.3349735	$41,560,498.87
Class A-2 Notes	$455,000,000.00	1.0000000	$455,000,000.00	1.0000000	$-
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,313,291,280.90	0.8736870	$1,271,730,782.03	0.8460382	$41,560,498.87

Weighted Avg. Coupon (WAC)	3.52%		3.51%
Weighted Avg. Remaining Maturity (WARM)	52.45		51.53
Pool Receivables Balance	$1,364,345,262.31		$1,321,622,625.11
Remaining Number of Receivables	76,714		75,764

Adjusted Pool Balance	$1,336,009,256.89		$1,294,448,758.02

III. COLLECTIONS

Principal:
Principal Collections	$41,333,166.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$739,660.22
Total Principal Collections	$42,072,826.26

Interest:
Interest Collections	$3,937,367.66
Late Fees & Other Charges	$72,133.64
Interest on Repurchase Principal	$-
Total Interest Collections	$4,009,501.30

Collection Account Interest	$1,162.83
Reserve Account Interest	$112.55
Servicer Advances	$-

Total Collections	$46,083,602.94

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$46,083,602.94
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$46,083,602.94
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,136,954.39		$1,136,954.39	$1,136,954.39
Collection Account Interest					$1,162.83
Late Fees & Other Charges					$72,133.64
Total due to Servicer					$1,210,250.86

2. Class A Noteholders Interest:
Class A-1 Notes		$34,042.15		$34,042.15
Class A-2 Notes		$200,958.33		$200,958.33
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$631,147.89		$631,147.89	$631,147.89

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$44,082,144.02

9. Regular Principal Distribution Amount:					$41,560,498.87

		Distributable Amount		Paid Amount
Class A-1 Notes				$41,560,498.87
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,560,498.87		$41,560,498.87
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$41,560,498.87		$41,560,498.87

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,521,645.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,336,005.42
Beginning Period Amount	$28,336,005.42
Current Period Amortization	$1,162,138.33
Ending Period Required Amount	$27,173,867.09
Ending Period Amount	$27,173,867.09
Next Distribution Date Required Amount	$26,037,589.86

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.70%	1.76%	1.76%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.89%	74,923	98.71%	$1,304,570,231.26
30 - 60 Days	0.92%	694	1.06%	$14,034,209.51
61 - 90 Days	0.17%	130	0.20%	$2,645,344.72
91 + Days	0.02%	17	0.03%	$372,839.62
		75,764		$1,321,622,625.11
Total
Delinquent Receivables 61 + days past due	0.19%	147	0.23%	$3,018,184.34
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	133	0.20%	$2,763,967.65
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	114	0.17%	$2,399,250.93
Three-Month Average Delinquency Ratio	0.17%		0.20%

Repossession in Current Period		66		$1,486,543.53
Repossession Inventory		92		$1,117,861.06

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,389,471.16
Recoveries				$(739,660.22)
Net Charge-offs for Current Period				$649,810.94

Beginning Pool Balance for Current Period				$1,364,345,262.31

Net Loss Ratio				0.57%
Net Loss Ratio for 1st Preceding Collection Period				1.15%
Net Loss Ratio for 2nd Preceding Collection Period				0.20%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$2,417,499.37
Cumulative Net Losses as a % of Initial Pool Balance				0.16%

Principal Balance of Extensions				$9,449,073.77
Number of Extensions				427

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	November 8, 2013

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